Annual Total Returns - Fidelity International Capital Appreciation K6 Fund [BarChart] - 10.31 Fidelity International Capital Appreciation K6 Fund PRO-04 - Fidelity International Capital Appreciation K6 Fund
Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity International Capital Appreciation K6 Fund
Bar Chart Table:
Annual Return 2018	(12.55%)
Annual Return 2019	33.52%